Consolidated Balance Sheet (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Common stock, shares authorized		880,000,000
Common stock, shares issued	412,963,780	412,963,780
Common stock, shares outstanding	400,000,000	400,000,000
Common Class A
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,174,094,678	880,000,000
Common stock, shares issued	118,869,102	118,869,102
Common stock, shares outstanding	118,869,102	118,869,102
Common Class B
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,174,094,678	294,094,678
Common stock, shares issued	294,094,678	294,094,678
Common stock, shares outstanding	294,094,678	294,094,678
Redeemable Series A convertible preferred stock
Temporary Equity, Par Value Per Share	$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized	360,500,000	360,500,000
Temporary Equity, Shares Issued	347,423,117	184,501,999
Temporary Equity, Shares Outstanding	347,423,117	184,501,999
Subject to possible redemption, shares	268,000,000
Panacea Acquisition Corp
Preferred stock par value (in Dollars per share)	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares outstanding	0
Preferred stock, shares issued	0
Panacea Acquisition Corp | Common Class A
Subject to possible redemption, shares	13,720,549
Subject to possible redemption, per share	$ 10.00
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	1,141,951
Common stock, shares outstanding	1,141,951
Panacea Acquisition Corp | Common Class B
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	20,000,000
Common stock, shares issued	3,593,750
Common stock, shares outstanding	3,593,750